Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2023
Organization and Principal Activities [Abstract]
Schedule of Group’s Principal Subsidiaries	As of June 30, 2023, the details of the Group’s principal subsidiaries are as follows:
Major subsidiaries	Percentage of Ownership	Date of Incorporation/ Acquisition	Place of Incorporation	Major Operation
Changhe Bio-Medical Technology (Yangzhou) Co., Ltd. *	100%	March 2010	the PRC	Cancer screening and detection tests
AnPac Bio-Medical Technology (Lishui) Co., Ltd. (“AnPac Lishui”) *	100%	October 2012	the PRC	Cancer screening detection tests and device manufacturing
AnPac Bio-Medical Technology (Shanghai) Co., Ltd.*	100%	April 2014	the PRC	Cancer screening and detection tests
AnPac Technology USA Co., Ltd. (“AnPac US”) *	100%	September 2015	the U.S.	Clinical trials for research on cancer screening and detection tests
Lishui AnPac Medical Laboratory Co., Ltd.*	100%	July 2016	the PRC	Cancer screening and detection tests
Shiji (Hainan) Medical Technology Ltd.*	100%	March 2013	the PRC	Cancer screening and detection research
Shanghai Muqing AnPac Health Technology Co., Ltd. (“AnPac Muqing”) (i)*	51%	March 2019	the PRC	Cancer screening and detection tests
Anpai (Shanghai) Healthcare Management and Consulting Co., Ltd.*	60%	August 15, 2021	the PRC	Cancer screening and detection tests
Fresh 2 Group Inc	100%	December 27, 2022	the U.S.	B2B e-commerce
Fresh 2 Technology Inc (“Fresh2”)	100%	October 4, 2022	the U.S.	B2B e-commerce
Fresh 2 Logistics Inc.	100%	February 22, 2023	the U.S.	B2B e-commerce
Fresh 2 HF Inc	100%	February 21, 2023	the U.S.	B2B e-commerce
Foodbase Group Inc	100%	January 19, 2023	the U.S.	B2B e-commerce
Fresh 2 EZ Inc	100%	March 3, 2023	the U.S.	B2B e-commerce
Fresh 2 information Inc (ii)	100%	April 12, 2023	the U.S.	B2B e-commerce
Fresh 2 Ecommerce (“Fresh2 Ecommerce”)	100%	February 8, 2023	the U.S.	B2B e-commerce
GISN (HK) Limited (“GISN”)	100%	February 1, 2023	Hongkong, PRC,	B2B e-commerce
Hua You Sheng Future (Beijing) Technology Co., Ltd.	100%	February 1, 2023	PRC	B2B e-commerce
Guanshi Technology (Beijing) Co., Ltd.	100%	February 1, 2023	PRC	Software development
*	Subsidiaries that were sold subsequent to June 30, 2023.
(i)	AnPac Muqing closed business in March 2023
(ii)	On April 12, 2023, the Company, through its subsidiary, Fresh 2 EZ Inc to acquire 100% of equity interest in Fresh 2 information Inc from Roxe Holding Inc, a company controlled by Mr. Haohan Xu, with a nominal price. Fresh 2 information Inc has not begun operation yet.